COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

(in millions of $)	2024	2023
Vessels, rigs and equipment, net	3,462	2,508
Investments in sales-type leases	35	56
Book value of consolidated assets pledged under mortgages	3,497	2,564

Schedule of assets with finance lease liabilities	Assets with finance lease liabilities

(in millions of $)	2024	2023
Vessels under finance lease, net	—	573
Total book value	—	573